Additional Information to the Items of Profit or Loss (Tables)	6 Months Ended
Jun. 30, 2024
Additional Information to the Items of Profit or Loss [Abstract]
Schedule of Additional Information to the Items of Profit or Loss
	Six months ended June 30,		Year Ended December 31,
	2024	2023	2023
	Unaudited		Audited
	USD in thousands
a. Research and development expenses:

Wages and related expenses	$224	$202	$392
Share-based payment	8	23	34
Clinical studies	117	145	254
Regulatory, professional and other expenses	386	366	719
Research and preclinical studies	100	45	101
Chemistry and formulations	6	-	141

	841	781	1,641

b. General and administrative expenses:

Wages and related expenses	311	217	415
Share-based payment	8	45	68
Professional and directors’ fees	1,670	1,366	2,594
Business development expenses	53	38	86
Office maintenance, rent and other expenses	68	48	110
Investor relations and business expenses	57	310	369
Wellution operating expenses	101	107	145
Amazon fees	297	686	1,042
Regulatory expenses	67	104	202

	$2,632	$2,921	5,031